Employee Benefit Plans (Total Expense From Continuing Operations For Defined Contribution Plans) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
401(k) Plan	$ 6.8	$ 6.9	$ 2.2
Other defined contribution plans	4.9	5.3	4.1
Defined contribution plans	$ 11.7	$ 12.2	$ 6.3